Organization and Nature of Operations	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations
1.	Organization and Nature of Operations

(a)	Principal activities
EHang Holdings Limited (the ‘‘Company’’) was incorporated in the Cayman Islands on December 23, 2014 under the Cayman Islands Companies Law as an exempted company with limited liability. On December 12, 2019, the Company completed its initial public offering (the “IPO”) and got listed on Nasdaq Global Market. The Company through its consolidated subsidiaries, variable interest entity (the ‘‘VIE’’) and the subsidiaries of the VIE (collectively, the ‘‘Group’’) are principally engaged in the research and development, manufacturing, sales and operations of unmanned aerial vehicles (“UAVs”). The Group established its manufacturing facility in Yunfu City in the People’s Republic of China (“PRC”).

(b)	Principal subsidiaries and VIEs
As of December 31, 2025, the Company’s major subsidiaries, VIE and the subsidiaries
of the VIE (“VIEs”, refer to VIE and its subsidiaries as a whole, where appropriate) are as follows:

Entities	Date of incorporation establishment	Place of incorporation establishment	Equity interest held	Principal activities
Subsidiaries:
Ehfly Technology Limited (“Ehfly”)	December 5, 2014	Hong Kong	100%	Product sales, investment holding

EHang Intelligent Equipment Co., Ltd. (“EHang Intelligent” or the “WFOE”)	October 15, 2015	PRC	100%	Research and development, manufacturing and product sales

Yunfu EHang Intelligent Technology Limited (“EHang Yunfu”)	June 15, 2020	PRC	96.2%	Research and development, manufacturing and product sales

Entities	Date of incorporation establishment	Place of incorporation establishment	Principal activities
Variable Interest Entity
Guangzhou EHang Intelligent Technology Co., Ltd. (“EHang GZ” or the “VIE”)	August 8, 2014	PRC	Research and development, manufacturing and product sales

VIE’s Subsidiaries
Guangdong EHang General Aviation Co., Ltd. (“EHang Aviation”)	March 11, 2021	PRC	Operational flight services

Guangdong EHang Egret Media Technology Co., Ltd (“EHang Egret GD”)	July 6, 2016	PRC	Operational aerial media solutions services

Summary of the VIE contractual arrangements (the “VIE Contractual Agreements”)
The Group conducts all of its business in China through its subsidiaries and the VIEs in the PRC. The Company’s subsidiary EHang Intelligent, or the WFOE, has entered into contractual arrangements with the VIE and its shareholders described below, which are referred to as the VIE Contractual Agreements. During the years ended December 31, 2023 and 2024, and for the eight-month ended August 31, 2025, the shareholders of the VIE (the “Nominee Shareholders”) are Mr. Shuai Feng and Mr. Weixian Xia, who are the Group’s employees. In September 2025, Mr. Shuai Feng, completed transfer all of his equity interests in the VIE to Mr. Huazhi Hu and concurrently, all rights and obligations of Mr. Shuai Feng under the VIE Contract Agreements were assigned to Mr. Huazhi Hu. After the transfer, Mr. Huazhi Hu and Mr. Weixian Xia has became the Nominee Shareholders. Through the Contractual Agreements, the Nominee Shareholders of the VIE effectively assigned all of their voting rights underlying their equity interests in the VIE to the WFOE, a wholly-owned entity of the Company, which further assigned the voting rights underlying their equity interests in the VIE to the Company. Therefore, the Company has the power to direct the activities of the VIE that most significantly impact their economic performance. The Company also has the right to receive economic benefits via the WFOE, and the obligation to absorb losses of the VIE, that potentially could be significant to the VIE. Through the VIE Contractual Agreements, the Company is considered the primary beneficiary of the VIEs for accounting purposes only and thus consolidates each of these entities under
ASC810-10,
Consolidation: Overall
.
The following is a summary of the Contractual Agreements and its amendments among the Nominee Shareholders, the VIE, the WFOE and the Company:
Special Agreement on the Capital Increase Arrangement of the VIE
The WFOE has granted interest-free loans with an aggregate amount of RMB
60,000
 to the Nominee Shareholders of the VIE for the sole purpose of providing funds necessary for the capital increase to the VIE. The loans are repayable by such Nominee Shareholders through a transfer of their equity interests in the VIE to the WFOE, in proportion to the amount of the loans to be repaid.
Power of Attorney and Shareholders Voting Proxy Agreement
Pursuant to the Power of Attorney and Shareholders Voting Proxy Agreement entered into amongst the Nominee Shareholders, the VIE and the WFOE, the Nominee Shareholders authorized the WFOE to act on behalf of the Nominee Shareholders as exclusive agent and attorney with respect to all matters concerning the VIE’s equity interests, including but not limited to: (1) propose, convene and preside over the shareholders’ meetings of the VIE; (2) attend shareholders’ meetings of the VIE; (3) exercise all the shareholders’ rights, including voting rights; and (4) designate and appoint the senior management members of the VIE. The agreement stipulates that failure to remedy a breach within a reasonable period or ten days after written notice may result in liability. If the Nominee Shareholders or the VIE breach the agreement, the WFOE is entitled to terminate it and claim compensation. If the WFOE breaches, the non-defaulting
party may claim damages but does not have the right to terminate the agreement unless required by law. The proxy is irrevocable and continuously valid from the date of execution. The WFOE is entitled to re-authorize
or assign its rights related to the equity interest to any other person or entity at its own discretion and without giving prior notice to the Nominee Shareholders or obtaining their consents. In 2019, the WFOE reassigned its rights under the Power of Attorney and Shareholders Voting Proxy Agreement to the Company, pursuant to the Commitment Letter below.
Exclusive Option Agreements
Pursuant to the Exclusive Option Agreements entered amongst the Nominee Shareholders, the VIE and WFOE, the Nominee Shareholders granted to WFOE or their designees an irrevocable and exclusive right to purchase all or part of the equity interests held by the Nominee Shareholders in the VIE at the WFOE’s sole discretion, to the extent permitted under the PRC laws, at an amount equal to the minimum consideration permitted under the applicable PRC law and administrative regulations. Any proceeds received by the Nominee Shareholders from the exercise of the options shall be remitted to the WFOE or its designated party, to the extent permitted under PRC laws. In addition, the VIE and the Nominee Shareholders have agreed that without prior written consent of the WFOE, they will not: (i) create any pledge or encumbrance on their equity interests in the VIE, (ii) transfer or otherwise dispose of their equity interests in the VIE, or (iii) request any distribution of profits, income or any form of profit sharing, and any such assets that have been transferred to the shareholders of the VIE shall be returned to the WFOE or any entity designated by the WFOE. In addition, the Nominee Shareholders undertake that, upon the winding up of the VIE, all assets obtained by them shall be transferred to the WFOE or any entity designated by the WFOE at nil consideration or at the lowest price permissible under applicable PRC laws. The term of the agreement remains effective as long as each Nominee Shareholder remains a shareholder of the VIE. The WFOE may terminate the agreement at its sole discretion, whereas under no circumstances may the VIE or the Nominee Shareholders terminate the agreement.

Exclusive Technical Consulting and Service Agreement
Pursuant to the Exclusive Technical Consulting and Service Agreement and the
E
xclusive
S
ervices
A
greement between the WFOE and the VIE, the WFOE has the exclusive right to provide technical consulting and services to the VIE and its subsidiaries including but not limited to those relating to the development, manufacturing and sales of intelligent aerial vehicles. Without the WFOE’s prior written consent, the VIE shall not
, directly or indirectly,
o
btain the same or similar
technical consulting services
 as provided under this agreement
from any third party. In return, the VIE agrees to pay a service fee equal to
100
% of the consolidated net profits of the VIE after the VIE turns cumulative profitable and after certain expenses. The WFOE has sole discretion in determining the service fee charged to the VIE under this agreement. The WFOE will have exclusive ownership of all intellectual property rights created by performance of this agreement.
The Exclusive Technical Consulting and Service Agreement and the Exclusive Services Agreement are valid for 10 years and shall be automatically renewed for successive ten-year
periods without limitation on the number of renewals
.
This agreement can be terminated by the WFOE at any time
without cause
but cannot be terminated by the VIE.
Share Pledge Agreements
Pursuant to the Share Pledge Agreements entered amongst the WFOE and the Nominee Shareholders, the Nominee Shareholders have pledged their entire equity interests in the VIE to the WFOE in favor of the WFOE to secure the VIE and their obligations under the various contractual agreements, including the Exclusive Technical Consulting and Service Agreements, the Exclusive Services Agreement, the Shareholders Voting Proxy Agreement and Exclusive Option Agreements described above. The WFOE, as pledgee, shall have the right to collect dividends generated by the pledged equity interests during the term of the pledge. If the Nominee Shareholders breach their respective contractual obligations under the Share Pledge Agreements, the WFOE, as pledgee, will be entitled to rights, including the right to dispose of the pledged equity interests entirely or partially. The Nominee Shareholders of the VIE agree not to create any encumbrance on or otherwise transfer or dispose of their respective equity interests in the VIE, without the prior consent of the WFOE. The Share Pledge Agreements will remain effective until the earlier of: (i) all the contractual obligations under the relevant agreement have been satisfied in full, (ii) the WFOE exercises its unilateral and unconditional right to terminate the share pledge agreements, or (iii) it is terminated as required by applicable PRC laws and regulations. The Company has completed the registration of all such share pledge of Mr. Weixian Xia and Mr. Huazhi Hu in March 2021 and September 2025, respectively, with the relevant office of Administration for the Industry and Commerce in accordance with the PRC Property Rights Law.
Commitment Letter in Respect of Shareholders Voting Proxy and Provision of Financial Support
Pursuant to the Commitment Letter in Respect of Shareholders Voting Proxy and Provision of Financial Support (“Commitment Letter”), the WFOE irrevocably and unconditionally commits to execute its rights and obligations under the Power of Attorney and Shareholders Voting Proxy Agreement under the instruction of the Company. In addition, the Company is obligated and undertakes to provide unlimited financial support to the VIE, to the extent permissible under applicable PRC laws and regulations. Such financial support shall be interest-free and without a fixed term, and shall not be subject to early repayment unless with the prior written consent of the Company.
Based on the opinion of the Company’s PRC legal counsel, the ownership structures of the WFOE and the VIE are in compliance with applicable PRC laws or regulations currently in effect; and each of the VIE Contractual Agreements is valid, legal and binding on the parties thereto under applicable PRC Laws currently in effect, and each party to the VIE Contractual Agreements is entitled to assert its respective rights and is obligated to perform its respective duties in accordance with the terms and conditions of each VIE Contractual Agreement, subject to applicable PRC Laws currently in effect.

However, certain uncertainties regarding the interpretation and application of current or future PRC Laws could cause the relevant regulatory authorities to find the current Contractual Agreements and businesses to be in violation of any existing or future PRC laws or regulations. If the Company, the WFOE or any of their current or future VIE are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, which may include, but not limited to, revocation of business and operating licenses, being required to discontinue or restrict its business operations, restriction of the Group’s right to collect revenues, being required to restructure its operations, imposition of additional conditions or requirements with which the Group may not be able to comply, or other regulatory or enforcement actions against the Group that could be harmful to its business. The imposition of any of these or other penalties would result in a material and adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these government actions causes the Company to lose the rights to direct the activities of the VIE or the right to receive substantially all of the economic benefits, and the Group are not able to restructure the ownership structure and operations in a satisfactory manner, the Company would no longer be able to consolidate the VIE.
The following financial statement balances and amounts of the Group’s VIEs were included in the accompanying consolidated financial
statements:

	As of December 31,
	2024	2025
	RMB	RMB	US$
ASSETS
Cash and cash equivalents	6,866	20,719	2,963
Accounts receivable, net	6,106	6,217	889
Inventories	834	2,319	332
Prepayments and other current assets	3,924	28,495	4,075
Amounts due from the Company and its subsidiaries	86,496	79,816	11,414
Property and equipment, net	3,436	61,259	8,760
Investments accounted for using equity method	15,459	17,622	2,520
Intangible assets, net	371	407	58
Deferred tax assets - non-current	—	3,305	473
Other non-current assets	—	15,310	2,189

Total assets	123,492	235,469	33,673

LIABILITIES
Accounts payable	3,070	1,293	185
Contract liabilities	1,848	2,058	294
Current portion of long-term bank loans	2,000	2,000	286
Accrued expenses and current liabilities	31,919	39,877	5,702
Amounts due to the Company and its subsidiaries	82,179	99,244	14,192
Income taxes payable	—	57	8
Long-term bank loans	7,000	5,000	715
Unrecognized tax benefit	588	588	84

Total liabilities	128,604	150,117	21,466

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Revenues	32,808	123,960	160,250	22,915
- Third-party revenue	9,225	5,553	6,671	954
- Inter-company revenue	23,583	118,407	153,579	21,961
Net (loss) income	(5,234)	66,234	68,366	9,776
Net cash provided by operating activities	14,870	11,695	33,738	4,824
Net cash used in investing activities	(17,007)	(14,096)	(17,885)	(2,557)
Net cash (used in) provided by financing activities	(5,154)	5,154	(2,000)	(286)
Net (decrease) increase in cash and cash equivalents	(7,291)	2,753	13,853	1,981
Other than the amounts due to the Company and its subsidiaries (which are eliminated upon consolidation), all remaining liabilities of the VIE are without recourse to the primary beneficiary. The Company did not provide or intend to provide financial or other supports that are not previously contractually required to the VIEs during the years presented.
The revenue-producing assets that are held by the VIEs comprise mainly of permits, domain names, intellectual property rights, operating licenses, intangible assets and fixed assets. The VIEs contributed an aggregate of 7.86%, 1.22% and 1.60% of the Group’s consolidated revenues for the years ended December 31, 2023, 2024 and 2025, respectively, after elimination of inter-company transactions. The
VIEs contributed net loss of
RMB26,013, RMB51,893 and
 net profit of
 RMB52,435 (US$7,498) of the Group’s consolidated net loss for the years ended December 31, 2023, 2024 and 2025, respectively, after elimination of inter-company transactions. There are no consolidated VIE’s assets that are pledged or collateralized for the VIE’s obligations which can only be used to settle the VIE’s obligations, except for the registered capital and the statutory reserves. Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets, equivalent to the balance of its statutory reserves and its share capital, to the Company in the form of loans and advances or cash dividends (Note 22). Creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the VIE.

(c)	Liquidity and Going Concern
The Group has been incurring losses from operations since inception. For the years ended December 31, 2023, 2024 and 2025, the Group incurred net losses of RMB302,341, RMB230,032 and RMB276,411 (US$39,527
), respectively
. As of December 31, 2024 and 2025, accumulated deficits amounted to RMB1,984,851 and RMB2,262,358 (US$323,513
), respectively. Net cash used in operating activities was RMB
88,410 and RMB179,506 (US$25,668
) for the years ended December 31, 2023 and 2025, and net cash generated from operating activities was RMB
157,959 for the year ended December 31, 2024.
As of December 31, 2025, the Group’s balance of cash and cash equivalents, short-term investments and restricted short-term deposits were RMB256,400 (US$36,665), RMB843,232 (US$120,581) and RMB29,655 (US$4,241), respectively.

The Group’s liquidity is based on its ability to enhance its operating cash flow position, obtain capital financing from equity interest investors and borrow funds to fund its general operations, research and development activities and capital expenditures. The Group’s ability to continue as a going concern is dependent on management’s ability to execute its business plan successfully, which includes increasing market acceptance of the Group’s products to boost its sales volume to achieve economies of scale while applying more effective marketing strategies and cost control measures to better manage operating cash flow position and obtaining funds from outside sources of financing to generate positive financing cash flows.
Management has concluded that its existing balance of cash and cash equivalents, short-term investments and restricted short-term deposits as of December 31, 2025 provide the Group with sufficient liquidity to meet its working capital requirements and contractual (including debt) obligations for the next twelve months following the issuance of the consolidated financial statements. Accordingly, the consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations.